EQUITY (Common Stock Issuances) (Details) - USD ($)					3 Months Ended	10 Months Ended	12 Months Ended
	Jan. 02, 2017	Apr. 02, 2016	Feb. 16, 2016	Dec. 15, 2015	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2016	Mar. 21, 2017	Jan. 06, 2017	Dec. 15, 2016
Stock issued for services, value							$ 171,752
Number of warrants per 100 exercised								17
Number of warrants per 100 cancelled								83
Number of warrants						4,128,510	4,128,510	283,858
Number of shares callable by warrants								283,858
Exercise price of warrant								$ 0.01
Number of warrants cancelled								1,385,891
Stock vesting monthly	100,000
Stock issued for acquisition							$ 4,827,846
Common stock issued in private placement for cash, amount							$ 2,678,124
Common stock issued in private placement for cash, shares							2,840,946
Common stock to be issued in private placement for cash, amount							$ 20,000
Equity Instruments to be Issued [Member]
Common stock to be issued in private placement for cash, amount							$ 20,000
Chief Financial Officer [Member]
Stock issued for services, shares							252,000
Shares vested in period							148,000
Stock options vesting monthly, total							104,000
Stock options vesting monthly, per month							8,500
Chief Operating Officer [Member]
Stock issued for services, value				$ 500,000
Stock issued for services, shares				500
Stock vesting immediately				212,000
Stock vesting monthly				212,000
Stock options vesting monthly, total				288,000
Stock options vesting monthly, per month				8,000
Vice President of Clinical Affairs [Member]
Stock options vesting monthly, total		7,000					7,000
Stock options vesting monthly, per month							7,000
William Rosellini, CEO [Member]
Cash payable for patents transfer										$ 140,000
Shares payable for patents transfer, value										$ 3,050,000
Shares payable for patents transfer, shares										3,050,000
Restricted Stock [Member]
Common stock issued in private placement for cash, amount							$ 2,860,946
Common stock issued in private placement for cash, shares							2,840,946
Restricted Stock [Member] | Chief Financial Officer [Member]
Stock issued for services, value							$ 252
Stock issued for services, shares							252,000
Shares vested in period							148,000
Stock options vesting monthly, total							104,000
Stock options vesting monthly, per month							8,000
Restricted Stock [Member] | Chief Operating Officer [Member]
Stock issued for services, value							$ 0
Stock issued for services, shares							0
Stock vesting immediately							0
Stock vesting monthly							288,000
Restricted Stock [Member] | Chief Operating Officer [Member] | Vesting annually on January 1, 2018 [Member]
Stock vesting monthly							8,000
Restricted Stock [Member] | Vice President of Clinical Affairs [Member]
Stock issued for acquisition							$ 49,673
Stock issued for acquisition, shares							1,800,000
Emeritus Clinical Solutions, Inc. [Member] | Vice President of Clinical Affairs [Member]
Shares of stock held as investment						214	214
NXDE [Member]
Stock issued for acquisition			$ 4,505,486			$ 1,287,564
Common stock issued for acquisition, shares			1,659,943
Stockholder loans exchanged for Units in Private Placement			$ 645,000			950,000
Accrued interest exchanged for Units in Private Placement			$ 176,482			$ 337,564
Units issued in Private Placement			821,482			1,287,564
Price per share of private placement			$ 1.00
Percent of interest acquired			100.00%
Term of warrants						36 months
NXDE [Member] | Series A Preferred Stock [Member]
Shares of stock held as investment			10,222,137
NXDE [Member] | Series B Preferred Stock [Member]
Shares of stock held as investment			832,034
NXDE [Member] | Restricted Stock [Member]
Number of warrants						1,287,564	1,287,564
Number of shares callable by warrants						1,287,564	1,287,564
Exercise price of warrant						$ 2.00	$ 2.00
Stockholder loans exchanged for Units in Private Placement						$ 305,000
Accrued interest exchanged for Units in Private Placement						$ 161,082
Units issued in Private Placement						466,082
Price per share of private placement						$ 1.00	$ 1.00
Term of warrants						36 months
Nuviant Medical, Inc. [Member] | Vice President of Clinical Affairs [Member]
Shares of stock held as investment						60,000	60,000
Rosellini Scientific, LLC [Member]
Stock issued for acquisition							$ 272,686
Stock issued for acquisition, shares							13,200,000
Rosellini Scientific, LLC [Member] | Emeritus Clinical Solutions, Inc. [Member]
Shares of stock held as investment						175	175		389
Rosellini Scientific, LLC [Member] | Nuviant Medical, Inc. [Member]
Shares of stock held as investment						1,675,000	1,675,000
Rosellini Scientific, LLC [Member] | MicroTransponder, Inc. [Member]
Shares of stock held as investment						167	167		100
Third Party Consultants For Legal Services [Member] | Restricted Stock [Member]
Stock issued for services, value					$ 183,071		$ 146,500
Stock issued for services, shares					183,071		146,500
Third Party Consultants For Research and Development Services [Member] | Restricted Stock [Member]
Stock issued for services, value							$ 25,000
Stock issued for services, shares							25,000
Federal NIH Grant [Member]
Value of grant assigned							$ 218,377
Kentucky Matching Funds Grant [Member]
Value of grant assigned							$ 150,000